Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 29, 2022
Entity Registrant Name	INDEXIQ ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 29, 2022
Document Effective Date	Jun. 30, 2022
Prospectus Date	Jun. 30, 2022
IQ MacKay Multi-Sector Income ETF | IQ MacKay Multi-Sector Income ETF
Prospectus:
Trading Symbol	MMSB